Loans And Allowance For Credit Losses (Key Economic Assumptions Used In Measuring Fair Value Of The Senior Beneficial Interests) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
One month forward rate minimum	(0.25%)	(0.22%)
One month forward rate maximum	0.78%	0.79%
Credit spread minimum	2.64%	2.80%
Credit spread maximum	6.81%	7.20%